Deferred Revenue - Schedule of Estimated Revenue Expected to be Recognized in Future Related to Performance Obligations (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Maturities analysis
– within one year	R 405,605	R 357,780
– within two to four years	117,620	121,514
– over four years	5,102	5,445
Present value of amounts received in advance	R 528,327	R 484,739